Indebtedness (Aggregate Maturities of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 1,255	$ 2,781
2015	1,439
2016	2,654
2017	1,302
2018	2,502
2019-2023	8,389
2024-2028	2,010
Thereafter	5,988
Long-term debt, gross	25,539
Debt discounts	(261)
Long-term debt	$ 25,278